Long term loan (Details)		12 Months Ended
	Sep. 24, 2019 USD ($)	Dec. 31, 2020 USD ($) Event	Dec. 31, 2019 USD ($) Event		Dec. 31, 2018 USD ($)	Sep. 23, 2019 USD ($)
Long term loan [Abstract]
Borrowings		$ 88,741,000	$ 81,610,000
Draw down amount		$ 0	$ 31,176,000	[1]	$ 5,914,000
Number of events of default or breaches occurred | Event		0	0
Term Loan [Member]
Long term loan [Abstract]
Debt instrument, term		5 years
Maturity date		September 24, 2024
Debt issuance costs incurred	$ 870,000
Number of events of default or breaches occurred | Event		0	0
Term Loan [Member] | Aegerion [Member]
Long term loan [Abstract]
Borrowings	81,021,000
Draw down amount	$ 26,552,000
Annual interest rate	11.00%
Equivalent rate paid in cash	6.50%
Additional rate paid in kind	6.50%
Term Loan [Member] | Aegerion [Member] | Bottom of Range [Member]
Long term loan [Abstract]
Repayment rate	5.00%
Term Loan [Member] | Aegerion [Member] | Top of Range [Member]
Long term loan [Abstract]
Repayment rate	0.00%
Refinancing [Member] | Aegerion [Member]
Long term loan [Abstract]
Borrowings						$ 54,469,000

[1]	see Note 27